Trade Receivables, Net	6 Months Ended
Jun. 30, 2022
Trade Receivables [Abstract]
Trade receivables, net

14. Trade receivables, net

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Trade receivables
Receivables from third-party customers	116,776	151,601
Allowance for ECLs	(5,672)	(7,422)
Total trade receivables	111,104	144,179

Trade receivables are non-interest bearing and are generally on terms of 7 to 365 days.

The movements in allowance for ECLs are as follows:

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
At the beginning of the year	(10,818)	(5,672)
Impairment losses, net	(18,653)	(8,836)
Amount written off as uncollectible	23,799	7,086
At the end of the year/period	(5,672)	(7,422)